COMMITMENTS AND CONTINGENCIES - Commitments - Senior Notes (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Senior notes
Total debt	$ 606,633	$ 696,850
2020	105,998
2021	105,998
2022	130,680
2023	104,700
2024	104,699
Thereafter	$ 54,558